Consolidated Balance Sheet (Parentheticals) (Successor, USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Successor
Current Assets:
Allowance for Doubtful Accounts Receivable, Current	$ 5.2	$ 4.9
Other Assets:
Accumulated Amortization of Intangible Assets	$ 83.0	$ 38.2
Stockholders' Equity
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	90,000,000	90,000,000
Common Stock, Shares, Issued	15,204,189	15,000,000
Treasury Stock, Shares	74,950	0